Expense Example - DWS Science and Technology Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Class T
Expense Example:
1 Year	350
3 Years	564
5 Years	794
10 Years	1,455
Class C
Expense Example:
1 Year	277
3 Years	548
5 Years	944
10 Years	2,052
INST Class
Expense Example:
1 Year	70
3 Years	221
5 Years	384
10 Years	859
Class S
Expense Example:
1 Year	74
3 Years	230
5 Years	401
10 Years	$ 894